SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Institutions	$ 148	$ 117
Advances to suppliers	235	304
Other	14	128
Total	$ 397	$ 549